Average Annual Total Returns - 1290 SmartBeta Equity Fund	Mar. 01, 2021
MSCIWorldNetIndex [Member]
Average Annual Return:
1 Year	15.90%
5 Years	12.19%
Since Inception	9.65%
Class T Shares
Average Annual Return:
1 Year	8.24%
5 Years	10.80%
Since Inception	8.95%
Inception Date	Nov. 12, 2014
Class I Shares
Average Annual Return:
1 Year	11.09%
5 Years	11.37%
Since Inception	9.42%
Inception Date	Nov. 12, 2014
Class I Shares | After Taxes on Distributions
Average Annual Return:
1 Year	10.59%
5 Years	10.42%
Since Inception	8.50%
Inception Date	Nov. 12, 2014
Class I Shares | returnsaftertaxesondistributionsandsaleoffundshares [Member]
Average Annual Return:
1 Year	6.66%
5 Years	8.67%
Since Inception	7.12%
Inception Date	Nov. 12, 2014
Class R Shares
Average Annual Return:
1 Year	10.52%
5 Years	10.81%
Since Inception	8.86%
Inception Date	Nov. 12, 2014
Class A Shares
Average Annual Return:
1 Year	4.70%
5 Years	9.84%
Since Inception	8.14%
Inception Date	Nov. 12, 2014